Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of inventories
	2021	2020
	S/(000)	S/(000)

Goods and finished products	25,304	12,877
Work in progress	135,008	114,246
Raw materials	247,939	157,107
Packages and packing	7,466	3,614
Fuel	3,498	2,896
Spare parts and supplies	199,870	179,354
Inventory in transit	9,149	10,220
	628,234	480,314
Less - Provision for inventory obsolescence (b)	(23,052)	(19,704)
	605,182	460,610

Schedule of movement in provision for inventory obsolescence and net realizable value
	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Opening balance	19,704	17,253	14,975
Additions	3,374	3,635	2,498
Recoveries	(26)	(1,184)	(220)
Final balance	23,052	19,704	17,253